UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

STF Tactical Growth & Income ETF
TUGN(Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the STF Tactical Growth & Income ETF for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://stfm.com/. You can also request this information by contacting us at 972-365-5673.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STF Tactical Growth & Income ETF	$66	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ending March 31st, 2025, the STF Tactical Growth and Income ETF (the “Fund”) returned 3.68% (net asset value (“NAV”)) compared to its benchmark index, a blended return of 60% S&P 500 Total Return Index (SPXT) and 40% Bloomberg US Aggregate Bond Index (LBUSTRUU), 7.02%.
On a weighted basis, the top contributing equity holdings during the reporting period were Apple Inc, Broadcom Inc., and Tesla Inc, which contributed 1.66%, 0.98%, and 0.89% to performance, respectively. Conversely, the largest detractors from Fund performance were Microsoft Corp, Advanced Micro Devices, and Intel Corp, which returned -1.04%, -0.95%, and -0.73%, respectively. The Fund continues to hold these securities as they are part of the Nasdaq-100 Index.
The fund tracks the Nasdaq-100 Index, which has enjoyed two consecutive calendar years of +20% returns. The index has been the beneficiary of two dominate themes in global markets: US economic exceptionalism and tech/AI trade dominance. In 2025, just under half of the index’s total gains came from Nvidia and Broadcom, who also happened to have the highest annual returns of any full-time component. Q1 2025 saw a sharp reversal of those trends as US tariff threats and their eventually implementation caused selloffs in US stocks. Poor Q1 returns caused the fund to underperform its balanced benchmark.
TUGN made only one allocation change on the year, derisking to 50% equities from August 6th through August 16th. This allocation change reduced fund volatility but lead to benchmark underperformance during those periods. The fund was fully allocated to the index the remainder of the year as the Nasdaq-100 largely remained above its long-term moving averages.
The Fund made monthly distributions of approximately 1% of net assets during each calendar month of the fiscal year. Given the market environment and fund performance, 98% of distributions were return of capital for the fiscal period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses (management fees) were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
STF Tactical Growth & Income ETF	PAGE 1	TSR-AR-53656F169

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/18/2022)
STF Tactical Growth & Income ETF NAV	3.68	6.97
70% XNDX/30% Bloomberg US Aggregate Bond Index	6.17	14.11
Bloomberg US Aggregate Bond Index	4.88	1.97
NASDAQ 100 Total Return Index	6.44	19.21
Visit https://stfm.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$41,042,152
Number of Holdings	101
Net Advisory Fee	$264,632
Portfolio Turnover	57%
30-Day SEC Yield	0.13%
Visit https://stfm.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(%)
Apple, Inc.	9.3%
Microsoft Corp.	7.7%
NVIDIA Corp.	7.5%
Amazon.com, Inc.	5.6%
Alphabet, Inc.	4.9%
Broadcom, Inc.	3.6%
Meta Platforms, Inc.	3.5%
Costco Wholesale Corp.	2.8%
Tesla, Inc.	2.8%
Netflix, Inc.	2.6%

Top Sectors	(%)
Manufacturing	47.3%
Information	25.6%
Retail Trade	10.6%
Professional, Scientific, and Technical Services	7.9%
Administrative and Support and Waste Management and Remediation Services	2.2%
Utilities	1.4%
Accommodation and Food Services	1.2%
Wholesale Trade	0.7%
Transportation and Warehousing	0.6%
Cash & Other	2.5%
Security Type Breakdown (%)
Changes to Fund’s Investment Adviser or Sub Adviser:
On March 14, 2025, Hennessy Advisors, Inc. (Nasdaq: HNNA) announced that it signed a definitive agreement with STF Management, LP (“STFM”) to purchase the assets of the STF Tactical Growth ETF (TUG) and the STF Tactical Growth & Income ETF (TUGN) to bring them under the Hennessy umbrella. Portfolio manager Jonathan Molchan will join the Hennessey team. Upon completion of the transaction, the TUG and TUGN will each be reorganized as a series of Hennessy Funds Trust and Hennessy Advisors, Inc. will become the investment advisor to both funds. Subject to shareholder approval, the transaction is expected to close in the third quarter of 2025.
MANAGED DISTRIBUTIONS
TUGN seeks to distribute 1% of its net asset value (NAV) on a monthly basis. As a result of these monthly distributions, a total of $4,860,518 was classified as return of capital for the fiscal year.
STF Tactical Growth & Income ETF	PAGE 2	TSR-AR-53656F169

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://stfm.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your STF Management, LLC documents not be householded, please contact STF Management, LLC at 972-365-5673, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by STF Management, LLC or your financial intermediary.
STF Tactical Growth & Income ETF	PAGE 3	TSR-AR-53656F169

STF Tactical Growth ETF
TUG (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | March 31 ,2025
This annual shareholder report contains important information about the STF Tactical Growth ETF for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://stfm.com/. You can also request this information by contacting us at 972-365-5673.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STF Tactical Growth ETF	$66	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ending March 31st, 2025, the STF Tactical Growth ETF (the “Fund”) returned 1.79% (net asset value (“NAV”)) compared to its benchmark index, a blended return of 60% S&P 500 Total Return Index (SPXT) and 40% Bloomberg US Aggregate Bond Index (LBUSTRUU), 7.02%.
On a weighted basis, the top contributing equity holdings during the reporting period were Apple Inc, Broadcom Inc., and Tesla Inc, which contributed 1.65%, 1.48%, and 1.23% to performance, respectively. Conversely, the largest detractors from Fund performance were Microsoft Corp, Advanced Micro Devices, and Intel Corp, which returned -1.07%, -0.99%, and -0.72%, respectively. The Fund continues to hold these securities as they are part of the Nasdaq-100 Index.
The fund tracks the Nasdaq-100 Index, which has enjoyed two consecutive calendar years of +20% returns. The index has been the beneficiary of two dominate themes in global markets: US economic exceptionalism and tech/AI trade dominance. In 2025, just under half of the index’s total gains came from Nvidia and Broadcom, who also happened to have the highest annual returns of any full-time component. Q1 2025 saw a sharp reversal of those trends as US tariff threats and their eventually implementation caused selloffs in US stocks. Poor Q1 returns caused the fund to underperform its balanced benchmark.
TUG made only one allocation change on the year, derisking to 50% equities from August 6th through August 16th. These allocation changes reduced fund volatility but lead to benchmark underperformance during that period. The fund was fully allocated to the index the remainder of the year as the Nasdaq-100 largely remained above its long-term moving averages.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses (management fees) were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
STF Tactical Growth ETF	PAGE 1	TSR-AR-53656F151

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/18/2022)
STF Tactical Growth ETF NAV	1.79	10.37
70% XNDX/30% Bloomberg US Aggregate Bond Index	6.17	14.11
Bloomberg US Aggregate Bond Index	4.88	1.97
NASDAQ 100 Total Return Index	6.44	19.21
Visit https://stfm.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31 ,2025)

Net Assets	$172,616,496
Number of Holdings	101
Net Advisory Fee	$1,239,441
Portfolio Turnover	52%
30-Day SEC Yield	0.15%
Visit https://stfm.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31 ,2025)

Top 10 Issuers	(%)
Apple, Inc.	9.2%
Microsoft Corp.	7.7%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	5.4%
Alphabet, Inc.	4.8%
Meta Platforms, Inc.	3.2%
Broadcom, Inc.	3.2%
Costco Wholesale Corp.	2.9%
Netflix, Inc.	2.8%
Tesla, Inc.	2.6%

Top Sectors	(%)
Manufacturing	46.9%
Information	25.4%
Retail Trade	10.7%
Professional, Scientific, and Technical Services	8.0%
Administrative and Support and Waste Management and Remediation Services	2.2%
Utilities	1.5%
Accommodation and Food Services	0.9%
Wholesale Trade	0.7%
Transportation and Warehousing	0.7%
Cash & Other	3.0%
Security Type Breakdown (%)
Changes to Fund’s Investment Adviser or Sub Adviser:
On March 14, 2025, Hennessy Advisors, Inc. (Nasdaq: HNNA) announced that it signed a definitive agreement with STF Management, LP (“STFM”) to purchase the assets of the STF Tactical Growth ETF (TUG) and the STF Tactical Growth & Income ETF (TUGN) to bring them under the Hennessy umbrella. Portfolio manager Jonathan Molchan will join the Hennessey team. Upon completion of the transaction, the TUG and TUGN will each be reorganized as a series of Hennessy Funds Trust and Hennessy Advisors, Inc. will become the investment advisor to both funds. Subject to shareholder approval, the transaction is expected to close in the third quarter of 2025.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://stfm.com/.
STF Tactical Growth ETF	PAGE 2	TSR-AR-53656F151

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your STF Management, LLC documents not be householded, please contact STF Management, LLC at 972-365-5673, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by STF Management, LLC or your financial intermediary.
STF Tactical Growth ETF	PAGE 3	TSR-AR-53656F151

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2025	FYE 3/31/2024
(a) Audit Fees	$32,200	$29,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$6,850	$6,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2025	FYE 3/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2025	FYE 3/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

STF Tactical Growth & Income ETF
STF Tactical Growth ETF
Core Financial Statements and Other Information
March 31, 2025

STF Tactical Growth & Income ETF
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 97.9%
Accommodation and Food Services - 1.2%
Marriott International, Inc. - Class A	769	$183,176
Starbucks Corp.	3,157	309,670
		492,846
Administrative, Support, Waste Management, and Remediation Services - 2.2%
Baker Hughes Co.	2,523	110,886
Booking Holdings, Inc.	91	419,229
PayPal Holdings, Inc.(a)	2,781	181,460
PDD Holdings, Inc. - ADR(a)	1,777	210,308
		921,883
Information - 25.6%(b)
Adobe, Inc.(a)	1,237	474,427
Airbnb, Inc. - Class A(a)	1,123	134,154
ANSYS, Inc.(a)	220	69,643
Autodesk, Inc.(a)	590	154,462
Automatic Data Processing, Inc.	1,130	345,249
Cadence Design Systems, Inc.(a)	746	189,730
Charter Communications, Inc. - Class A(a)	395	145,569
Comcast Corp. - Class A	10,633	392,358
CoStar Group, Inc.(a)	1,028	81,448
Crowdstrike Holdings, Inc. - Class A(a)	635	223,888
Datadog, Inc. - Class A(a)	791	78,475
Electronic Arts, Inc.	672	97,117
Intuit, Inc.	783	480,754
Meta Platforms, Inc. - Class A	2,513	1,448,393
Microsoft Corp.	8,459	3,175,424
MicroStrategy, Inc. - Class A(a)	647	186,511
MongoDB, Inc.(a)	199	34,905
Netflix, Inc.(a)	1,147	1,069,612
Palantir Technologies, Inc. - Class A(a)	6,180	521,592
Synopsys, Inc.(a)	423	181,404
T-Mobile US, Inc.	3,229	861,207
Verisk Analytics, Inc.	362	107,738
Warner Bros Discovery, Inc.(a)	6,224	66,783
		10,520,843
Management of Companies and Enterprises - 0.1%
ARM Holdings PLC - ADR(a)	317	33,852
Manufacturing - 47.3%(b)
Advanced Micro Devices, Inc.(a)	4,384	450,412
Amgen, Inc.	1,495	465,767
Analog Devices, Inc.	1,379	278,103
Apple, Inc.	17,258	3,833,520
Applied Materials, Inc.	2,320	336,678
ASML Holding NV	234	155,055
AstraZeneca PLC - ADR	1,639	120,467
Axon Enterprise, Inc.(a)	199	104,664
Biogen, Inc.(a)	401	54,873
Broadcom, Inc.	8,924	1,494,145

	Shares	Value
Cintas Corp.	1,125	$231,221
Cisco Systems, Inc.	11,156	688,437
Coca-Cola Europacific Partners PLC	1,169	101,738
Dexcom, Inc.(a)	1,089	74,368
Fortinet, Inc.(a)	2,146	206,574
GE HealthCare Technologies, Inc.	1,161	93,704
Gilead Sciences, Inc.	3,505	392,735
GLOBALFOUNDRIES, Inc.(a)	1,498	55,291
Honeywell International, Inc.	1,820	385,385
Intel Corp.	11,236	255,170
Intuitive Surgical, Inc.(a)	989	489,822
Keurig Dr Pepper, Inc.	3,793	129,796
KLA Corp.	375	254,925
Kraft Heinz Co.	3,031	92,233
Lam Research Corp.	3,628	263,756
Linde PLC	1,326	617,439
Microchip Technology, Inc.	1,471	71,211
Micron Technology, Inc.	3,053	265,275
Mondelez International, Inc. - Class A	3,716	252,131
Monster Beverage Corp.(a)	2,684	157,068
NVIDIA Corp.	28,456	3,084,061
NXP Semiconductors NV	703	133,612
ON Semiconductor Corp.(a)	1,180	48,014
PACCAR, Inc.	1,448	140,992
Palo Alto Networks, Inc.(a)	1,825	311,418
PepsiCo, Inc.	3,790	568,273
QUALCOMM, Inc.	3,112	478,034
Regeneron Pharmaceuticals, Inc.	299	189,635
Roper Technologies, Inc.	298	175,695
Tesla, Inc.(a)	4,362	1,130,456
Texas Instruments, Inc.	2,523	453,383
Vertex Pharmaceuticals, Inc.(a)	709	343,737
		19,429,273
Mining, Quarrying, and Oil and Gas Extraction - 0.3%
Diamondback Energy, Inc.	748	119,590
Professional, Scientific, and Technical Services - 7.9%
Alphabet, Inc. - Class A	6,709	1,037,480
Alphabet, Inc. - Class C	6,354	992,685
AppLovin Corp. - Class A(a)	794	210,386
Atlassian Corp. - Class A(a)	408	86,582
CDW Corp.	338	54,168
Cognizant Technology Solutions Corp. - Class A	1,261	96,467
IDEXX Laboratories, Inc.(a)	205	86,090
Marvell Technology, Inc.	2,399	147,706
Paychex, Inc.	998	153,971
Take-Two Interactive Software, Inc.(a)	446	92,433
Trade Desk, Inc. - Class A(a)	1,138	62,271
Workday, Inc. - Class A(a)	586	136,849
Zscaler, Inc.(a)	385	76,392
		3,233,480

The accompanying notes are an integral part of these financial statements.

1

STF Tactical Growth & Income ETF
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail Trade - 10.6%
Amazon.com, Inc.(a)	12,051	$2,292,823
Costco Wholesale Corp.	1,228	1,161,418
DoorDash, Inc. - Class A(a)	1,059	193,553
Lululemon Athletica, Inc.(a)	296	83,786
MercadoLibre, Inc.(a)	138	269,220
O’Reilly Automotive, Inc.(a)	160	229,213
Ross Stores, Inc.	849	108,494
		4,338,507
Transportation and Warehousing - 0.6%
CSX Corp.	5,378	158,275
Old Dominion Freight Line, Inc.	545	90,170
		248,445
Utilities - 1.4%
American Electric Power Co., Inc.	1,490	162,812
Constellation Energy Corp.	869	175,217
Exelon Corp.	2,814	129,669
Xcel Energy, Inc.	1,605	113,618
		581,316
Wholesale Trade - 0.7%
Copart, Inc.(a)	2,672	151,209
Fastenal Co.	1,595	123,692
		274,901
TOTAL COMMON STOCKS (Cost $36,529,761)		40,194,936
TOTAL INVESTMENTS - 97.9% (Cost $36,529,761)		$40,194,936
Other Assets in Excess of Liabilities - 2.1%		847,216
TOTAL NET ASSETS - 100.0%		$41,042,152

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$40,194,936	$—	$—	$40,194,936
Total Investments	$40,194,936	$—	$—	$40,194,936

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

STF Tactical Growth ETF
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 97.4%
Accommodation and Food Services - 0.9%
Marriott International, Inc. - Class A	3,476	$827,983
Starbucks Corp.	7,787	763,827
		1,591,810
Administrative, Support, Waste Management, and Remediation Services - 2.2%
Baker Hughes Co.	12,142	533,641
Booking Holdings, Inc.	420	1,934,902
PayPal Holdings, Inc.(a)	12,638	824,630
PDD Holdings, Inc. - ADR(a)	4,594	543,700
		3,836,873
Information - 25.4%(b)
Adobe, Inc.(a)	2,907	1,114,922
Airbnb, Inc. - Class A(a)	5,449	650,937
ANSYS, Inc.(a)	1,057	334,604
Autodesk, Inc.(a)	2,639	690,890
Automatic Data Processing, Inc.	5,009	1,530,400
Cadence Design Systems, Inc.(a)	3,317	843,613
Charter Communications, Inc. - Class A(a)	1,741	641,611
Comcast Corp. - Class A	47,992	1,770,905
CoStar Group, Inc.(a)	5,113	405,103
Crowdstrike Holdings, Inc. - Class A(a)	2,780	980,172
Datadog, Inc. - Class A(a)	3,639	361,025
Electronic Arts, Inc.	3,196	461,886
Intuit, Inc.	3,453	2,120,107
Meta Platforms, Inc. - Class A	9,624	5,546,889
Microsoft Corp.	35,204	13,215,229
MicroStrategy, Inc. - Class A(a)	2,355	678,876
MongoDB, Inc.(a)	483	84,718
Netflix, Inc.(a)	5,115	4,769,891
Palantir Technologies, Inc. - Class A(a)	26,169	2,208,664
Synopsys, Inc.(a)	1,848	792,515
T-Mobile US, Inc.	14,526	3,874,229
Verisk Analytics, Inc.	1,719	511,609
Warner Bros Discovery, Inc.(a)	29,841	320,194
		43,908,989
Management of Companies and Enterprises - 0.1%
ARM Holdings PLC - ADR(a)	1,484	158,476
Manufacturing - 46.8%(b)
Advanced Micro Devices, Inc.(a)	19,825	2,036,821
Amgen, Inc.	6,542	2,038,160
Analog Devices, Inc.	6,080	1,226,154
Apple, Inc.	71,703	15,927,387
Applied Materials, Inc.	10,250	1,487,480
ASML Holding NV	1,163	770,639
AstraZeneca PLC - ADR	7,088	520,968
Axon Enterprise, Inc.(a)	949	499,127

	Shares	Value
Biogen, Inc.(a)	1,041	$142,450
Broadcom, Inc.	32,998	5,524,855
Cintas Corp.	4,944	1,016,140
Cisco Systems, Inc.	49,788	3,072,418
Coca-Cola Europacific Partners PLC	5,586	486,150
Dexcom, Inc.(a)	2,741	187,183
Fortinet, Inc.(a)	9,499	914,374
GE HealthCare Technologies, Inc.	5,568	449,393
Gilead Sciences, Inc.	15,362	1,721,312
GLOBALFOUNDRIES, Inc.(a)	3,453	127,450
Honeywell International, Inc.	7,999	1,693,788
Intel Corp.	31,223	709,074
Intuitive Surgical, Inc.(a)	4,305	2,132,137
Keurig Dr Pepper, Inc.	16,415	561,721
KLA Corp.	1,663	1,130,507
Kraft Heinz Co.	15,070	458,580
Lam Research Corp.	16,014	1,164,218
Linde PLC	5,923	2,757,986
Microchip Technology, Inc.	3,567	172,679
Micron Technology, Inc.	13,570	1,179,097
Mondelez International, Inc. - Class A	16,422	1,114,233
Monster Beverage Corp.(a)	11,947	699,138
NVIDIA Corp.	112,401	12,182,020
NXP Semiconductors NV	3,130	594,888
ON Semiconductor Corp.(a)	2,647	107,706
PACCAR, Inc.	6,510	633,879
Palo Alto Networks, Inc.(a)	7,925	1,352,322
PepsiCo, Inc.	17,075	2,560,226
QUALCOMM, Inc.	13,664	2,098,927
Regeneron Pharmaceuticals, Inc.	748	474,404
Roper Technologies, Inc.	1,322	779,425
Tesla, Inc.(a)	16,989	4,402,869
Texas Instruments, Inc.	11,504	2,067,269
Vertex Pharmaceuticals, Inc.(a)	3,290	1,595,058
		80,770,612
Mining, Quarrying, and Oil and Gas Extraction - 0.4%
Diamondback Energy, Inc.	3,658	584,841
Professional, Scientific, and Technical Services - 8.0%
Alphabet, Inc. - Class A	27,354	4,230,023
Alphabet, Inc. - Class C	26,101	4,077,759
AppLovin Corp. - Class A(a)	3,392	898,778
Atlassian Corp. - Class A(a)	1,903	403,836
CDW Corp.	1,681	269,397
Cognizant Technology Solutions Corp. - Class A	6,115	467,798
IDEXX Laboratories, Inc.(a)	1,019	427,929
Marvell Technology, Inc.	10,583	651,595
Paychex, Inc.	4,457	687,626
Take-Two Interactive Software, Inc.(a)	2,124	440,199
Trade Desk, Inc. - Class A(a)	5,353	292,916

The accompanying notes are an integral part of these financial statements.

3

STF Tactical Growth ETF
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Professional, Scientific, and Technical Services - (Continued)
Workday, Inc. - Class A(a)	2,616	$610,914
Zscaler, Inc.(a)	1,840	365,093
		13,823,863
Retail Trade - 10.7%
Amazon.com, Inc.(a)	49,238	9,368,022
Costco Wholesale Corp.	5,380	5,088,296
DoorDash, Inc. - Class A(a)	4,636	847,322
Lululemon Athletica, Inc.(a)	1,477	418,079
MercadoLibre, Inc.(a)	632	1,232,950
O’Reilly Automotive, Inc.(a)	722	1,034,323
Ross Stores, Inc.	4,147	529,945
		18,518,937
Transportation and Warehousing - 0.7%
CSX Corp.	23,964	705,260
Old Dominion Freight Line, Inc.	2,655	439,270
		1,144,530
Utilities - 1.5%
American Electric Power Co., Inc.	6,512	711,566
Constellation Energy Corp.	3,836	773,453
Exelon Corp.	12,350	569,088
Xcel Energy, Inc.	6,886	487,460
		2,541,567
Wholesale Trade - 0.7%
Copart, Inc.(a)	11,819	668,837
Fastenal Co.	7,054	547,038
		1,215,875
TOTAL COMMON STOCKS (Cost $140,615,198)		168,096,373
TOTAL INVESTMENTS - 97.4% (Cost $140,615,198)		$168,096,373
Other Assets in Excess of Liabilities - 2.6%		4,520,123
TOTAL NET ASSETS - 100.0%		$172,616,496

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

4

STF Tactical Growth ETF
Schedule of Investments
March 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$168,096,373	$—	$—	$168,096,373
Total Investments	$168,096,373	$—	$—	$168,096,373

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

5

STF ETFs
Statements of Assets and Liabilities
March 31, 2025

	STF Tactical Growth & Income ETF	STF Tactical Growth ETF
ASSETS:
Investments, at value	$40,194,936	$168,096,373
Cash	1,051,007	4,586,954
Receivable for investments sold	92,182	—
Dividends receivable	7,184	32,721
Total assets	41,345,309	172,716,048
LIABILITIES:
Payable for investments purchased	280,216	—
Payable to adviser	22,941	99,552
Total liabilities	303,157	99,552
NET ASSETS	$41,042,152	$172,616,496
NET ASSETS CONSISTS OF:
Paid-in capital	$38,765,683	$151,831,038
Total accumulated earnings/(losses)	2,276,469	20,785,458
Total net assets	$41,042,152	$172,616,496
Net assets	$41,042,152	$172,616,496
Shares issued and outstanding(a)	1,900,000	5,575,000
Net asset value per share	$21.60	$30.96
Cost:
Investments, at cost	$36,529,761	$140,615,198

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

STF ETFs
Statements of Operations
For the Year Ended March 31, 2025

	STF Tactical Growth & Income ETF	STF Tactical Growth ETF
INVESTMENT INCOME:
Dividend income	$308,992	$1,456,491
Less: Dividend withholding taxes	(664)	(3,136)
Less: Issuance fees	(69)	(305)
Interest income	31,030	144,751
Total investment income	339,289	1,597,801
EXPENSES:
Investment advisory fee	264,632	1,239,441
Total expenses	264,632	1,239,441
NET INVESTMENT INCOME	74,657	358,360
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	3,757,614	24,000,102
Written option contracts expired or closed	3,182,360	—
Net realized gain	6,939,974	24,000,102
Net change in unrealized appreciation (depreciation) on:
Investments	(5,921,121)	(19,694,629)
Written option contracts	99,922	—
Net change in unrealized appreciation (depreciation)	(5,821,199)	(19,694,629)
Net realized and unrealized gain	1,118,775	4,305,473
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,193,432	$4,663,833

The accompanying notes are an integral part of these financial statements.

7

STF ETFs
Statements of Changes in Net Assets

	STF Tactical Growth & Income ETF		STF Tactical Growth ETF
	Year Ended March 31,		Year Ended March 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$74,657	$258,307	$358,360	$1,218,184
Net realized gain (loss)	6,939,974	(6,842)	24,000,102	4,752,769
Net change in unrealized appreciation (depreciation)	(5,821,199)	7,871,223	(19,694,629)	35,523,854
Net increase in net assets from operations	1,193,432	8,122,688	4,663,833	41,494,807
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(74,657)	(258,307)	(9,459,961)	(1,214,665)
From return of capital	(4,860,518)	(3,967,297)	—	—
Total distributions to shareholders	(4,935,175)	(4,225,604)	(9,459,961)	(1,214,665)
CAPITAL TRANSACTIONS:
Creations	14,768,745	25,035,905	11,979,050	17,457,888
Redemptions	(15,244,762)	(3,873,680)	(20,216,745)	(714,640)
ETF transaction fees (See Note 4)	—	1,223	—	170
Net increase (decrease) in net assets from capital transactions	(476,017)	21,163,448	(8,237,695)	16,743,418
Net increase (decrease) in net assets	(4,217,760)	25,060,532	(13,033,823)	57,023,560
NET ASSETS:
Beginning of the year	45,259,912	20,199,380	185,650,319	128,626,759
End of the year	$41,042,152	$45,259,912	$172,616,496	$185,650,319
SHARES TRANSACTIONS
Creations	625,000	1,125,000	350,000	650,000
Redemptions	(650,000)	(175,000)	(600,000)	(25,000)
Total increase (decrease) in shares outstanding	(25,000)	950,000	(250,000)	625,000

The accompanying notes are an integral part of these financial statements.

8

STF ETFs
STF Tactical Growth & Income ETF
Financial Highlights

	Year Ended March 31,		Period Ended March 31, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$23.51	$20.72	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.17	0.34
Net realized and unrealized gain (loss) on investments(c)	0.90	5.31	(2.59)
Total from investment operations	0.94	5.48	(2.25)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.26)	(0.46)
Return of capital	(2.81)	(2.43)	(1.57)
Total distributions	(2.85)	(2.69)	(2.03)
ETF transaction fees per share (See Note 4)	—	0.00(d)	0.00(d)
Net asset value, end of period	$21.60	$23.51	$20.72
Total return(e)	3.68%	28.15%	−8.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$41,042	$45,260	$20,199
Ratio of expenses to average net assets(f)	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(f)	0.18%	0.74%	1.86%
Portfolio turnover rate(e)(g)	57%	135%	429%

(a)	The Fund commenced operations on May 18, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

9

STF ETFs
STF Tactical Growth ETF
Financial Highlights

	Year Ended March 31,		Period Ended March 31, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$31.87	$24.74	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.21	0.34
Net realized and unrealized gain (loss) on investments(c)	0.70	7.13	(0.26)
Total from investment operations	0.76	7.34	0.08
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.21)	(0.34)
Net realized gains	(1.60)	—	—
Total distributions	(1.67)	(0.21)	(0.34)
ETF transaction fees per share (See Note 4)	—	0.00(d)	0.00(d)
Net asset value, end of period	$30.96	$31.87	$24.74
Total return(e)	1.79%	29.83%	0.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$172,616	$185,650	$128,627
Ratio of expenses to average net assets(f)	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(f)	0.19%	0.77%	1.66%
Portfolio turnover rate(e)(g)	52%	140%	423%

(a)	The Fund commenced operations on May 18, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

STF ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025
1. ORGANIZATION
The STF Tactical Growth & Income ETF (“TUGN”) and STF Tactical Growth ETF (“TUG”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
TUGN is an actively-managed exchange-traded fund (“ETF”) that seeks long-term growth of capital and current income and TUG is an actively-managed ETF that seeks to achieve long-term growth of capital.
The Funds seek to achieve their investment objective by allocating investments among a combination of (i) U.S. equity securities or ETFs that, in the aggregate, seek to replicate the Nasdaq-100® Index (the “Index Allocation”), (ii) directly in, or in ETFs that hold, long-duration U.S. Treasury securities (the “Fixed Income Allocation”), and (iii) short-term U.S. Treasury bills, money market funds, and cash and/or cash equivalents (the “Cash Equivalents”). The Funds also may utilize a proprietary, tactical unconstrained growth model (the “TUG Model”). The TUG Model combines both quantitative and qualitative analysis factors but is primarily quantitative in nature. The quantitative factors underlying the TUG model include, but are not limited to, asset class (i.e., equity and fixed income) and market volatility, as well as rates of change in both asset class price action (i.e., the price movement of securities in a particular asset class over time) and market volatility. The TUG Model is based on signals that are derived from a proprietary algorithm that tracks market price action across equities, fixed income, and commodities, to include rates of change in correlation and volatility. In response to shifts in price action, market volatility, and correlation of the two primary asset classes based on the TUG Model, STF Management LP, (the “Adviser”) will adjust the Fund’s portfolio allocations between the Index Allocation and the Fixed Income Allocation and thereby seek to proactively adapt to current market conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund is equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a put option or receives when writing a put option

11

STF ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
will reflect, among other things, the market price of the security, the relationship of the exercise price to the market period and supply and demand factors. The premium is the value of an option at the date of purchase.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board” or “Trustees”). The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has designated the Adviser as the valuation designee of the Funds. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of March 31, 2025 for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors

12

STF ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. Discounts and premiums on debt securities are accreted or amortized over the life of the respective securities using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly for TUG and monthly for TUGN, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of March 31, 2025, the Funds’ fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of March 31, 2025, the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2025. At March 31, 2025, the Funds’ fiscal year end, the tax periods from previous three fiscal years remained open to examination in the Funds’ major tax jurisdictions.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

13

STF ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
Derivatives – TUGN may seek to enhance the Fund’s return by utilizing an options spread strategy which typically consists of two components: (i) selling call options on the Nasdaq-100® Index on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy call options on the same reference asset(s).
TUGN may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, the Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Funds. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Fund maintains minimal counterparty risk through contracts bought or sold on an exchange. As of March 31, 2025, the Fund’s derivative instruments are not subject to a master netting arrangement.
Derivative Instruments – The average monthly value outstanding of purchased and written options during the year ended March 31, 2025, were as follows:

STF Tactical Growth & Income ETF
Purchased Options	$62,983
Written Options	(215,095)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the year ended March 31, 2025:

		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
STF Tactical Growth & Income ETF	Equity Risk Contracts	$(2,293,162)	$3,182,360	$32,453	$99,922

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.65% of each Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of

14

STF ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the Exchange is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $500.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the

15

STF ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid for the year ended March 31, 2025, was as follows:

	Ordinary Income(1)	Long Term Capital Gain	Return of Capital
STF Tactical Growth & Income ETF	$74,657	$—	$4,860,518
STF Tactical Growth ETF	7,191,952	2,268,009	—

The tax character of distributions paid for the fiscal year ended March 31, 2024, was as follows:

	Ordinary Income(1)	Long Term Capital Gain	Return of Capital
STF Tactical Growth & Income ETF	$258,307	$—	$3,967,297
STF Tactical Growth ETF	1,214,665	—	—

(1)	Ordinary Income may include short-term capital gains.
At March 31, 2025, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	STF Tactical Growth & Income ETF	STF Tactical Growth ETF
Federal Tax Cost of Investments	$37,866,840	$145,979,254
Gross Tax Unrealized Appreciation	$5,898,251	$34,990,179
Gross Tax Unrealized Depreciation	(3,570,155)	(12,873,060)
Net Tax Unrealized Appreciation (Depreciation)	2,328,096	22,117,119
Undistributed Ordinary Income	—	647,279
Other Accumulated Gain (Loss)	(51,627)	(1,978,940)
Total Distributable Earnings/(Accumulated Losses)	$2,276,469	$20,785,458

The different between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
Under current tax law, net capital losses realized after October 31 as well as certain specified ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At March 31, 2025, STF Tactical Growth ETF deferred, on a tax basis, post-October losses of $1,978,940.

16

STF ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At March 31, 2025, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Capital Loss Carryover Utilized	Indefinite Short- Term Capital Loss Carryover	Indefinite Long- Term Capital Loss Carryover
STF Tactical Growth & Income ETF	$2,590,443	$—	$(51,627)
STF Tactical Growth ETF	2,262,665	—	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind. For the year ended March 31, 2025, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

	Total Accumulated Earnings (Losses)	Paid-In Capital
STF Tactical Growth & Income ETF	$(3,606,679)	3,606,679
STF Tactical Growth ETF	(10,550,860)	10,550,860

6. INVESTMENT TRANSACTIONS
During the year ended March 31, 2025, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
STF Tactical Growth & Income ETF	$4,217,590	$(30,501)
STF Tactical Growth ETF	11,251,805	(38,111)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended March 31, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
STF Tactical Growth ETF & Income ETF	$22,916,260	$23,639,323	$6,262,580	$10,623,561
STF Tactical Growth ETF	97,314,049	102,852,813	3,288,925	19,406,524

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”
8. NEW ACCOUNTING PRONOUNCEMENTS
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each

17

STF ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025(Continued)
reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
The Board has approved an Agreement and Plan of Reorganization for the Funds to reorganize into newly created series of Hennessy Funds Trust.
On April 22, 2025, the STF Tactical Growth & Income ETF declared a distribution to shareholders of record on April 23, 2025, as follows:

	Ordinary Income Rate	Ordinary Income Amount
STF Tactical Growth & Income ETF	$0.20	$381,007

On May 20, 2025, the STF Tactical Growth & Income ETF declared a distribution to shareholders of record on May 21, 2025, as follows:

	Ordinary Income Rate	Ordinary Income Amount
STF Tactical Growth & Income ETF	$0.24	$546,910

Management has evaluated the Funds’ related events and transactions that occurred subsequent to March 31, 2025, through the date of issuance of the Funds’ financial statements. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statement.

18

STF ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of STF ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of STF Tactical Growth & Income ETF and STF Tactical Growth ETF (the “Funds”), each a series of Listed Funds Trust, as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from May 18, 2022 (commencement of operations) through March 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period May 18, 2022 through March 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
May 30, 2025

19

STF ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY
AGREEMENTS (Unaudited)
STF Tactical Growth ETF
STF Tactical Growth & Income ETF
At meetings held on February 25, 2025 (the “February Meeting”) and March 5, 2025 (the “March Meeting” and together with the February Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between STF Management LP (the “Adviser”) and the Trust, on behalf of STF Tactical Growth ETF and STF Tactical Growth & Income ETF (each, a “Fund” and together, the “Funds”).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Fund and (ii) the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the March Meeting representatives from the Adviser provided the Board with an overview of their advisory business, including their investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services provided to each Fund by the Adviser, as well as each Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement, and information conveyed during the Adviser’s oral presentation. The Board also considered the information it received throughout the year about each Fund and the Adviser. The Board considered the approval of the continuation of the Agreement for an additional one-year term in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory arrangements and the Independent Trustees’ responsibilities relating thereto.
At the March Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser from the relationship with the applicable Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser from the relationship with the applicable Fund; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and renewal of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Continuation of the Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Fund with respect to implementing its investment program, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to its investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding her view of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to each Fund. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Funds.

20

STF ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY
AGREEMENTS (Unaudited)(Continued)
Historical Performance. The Board next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance for periods ended December 31, 2024 had been included in the Materials. The Board noted that it had been provided with the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”), as well as with funds in each Fund’s respective Morningstar category (each, a “Category Peer Group”).
STF Tactical Growth ETF: The Board noted that, for the one-year period ended December 31, 2024, the Fund outperformed its benchmark, the 70% XNDX/30% Bloomberg US Aggregate Bond Index and underperformed the same benchmark for the since inception period ended December 31, 2024. The Board also noted that for each of the one-year and since inception periods ended December 31, 2024, the Fund underperformed its broad-based benchmark, the S&P 500 Total Return. The Board further noted that, for the one-year and since inception periods ended December 31, 2024, the Fund outperformed the Bloomberg US Aggregate Bond Index, another broad-based benchmark. The Board also noted that, for the one-year period ended December 31, 2024, the Fund outperformed the average of its Peer Group and its Category Peer Group.
STF Tactical Growth & Income ETF: The Board noted that, for the one-year period ended December 31, 2024, the Fund outperformed its benchmark, the 70% XNDX/30% Bloomberg US Aggregate Bond Index and underperformed the same benchmark for the since inception period ended December 31, 2024. The Board also noted that for the one-year and since-inception periods ended December 31, 2024, the Fund underperformed its broad-based benchmark, the S&P 500 Total Return. The Board further noted that, for the one-year and since inception periods ended December 31, 2024, the Fund outperformed the Bloomberg US Aggregate Bond Index, another broad-based benchmark. The Board also noted that, for the one-year period ended December 31, 2024, the Fund outperformed the average of its Peer Group and Category Peer Group.
Cost of Services Provided and Profitability. The Board reviewed the management fee for each Fund, including in comparison to the management fees of its respective Peer Group as provided in the Barrington Report. Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided a comparison of the Funds’ management fees compared with funds in the Selected Peer Group.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning that the Funds pay no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating each Fund’s other service providers and, with the exception of the expenses noted above, paying each Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.
STF Tactical Growth ETF: The Board noted that while the management fee for the Fund was within the range of funds included in the Peer Group, it was lower than the average and median of the Peer Group. The Board also noted that the Fund’s management fee was within the range of its Selected Peer Group.
STF Tactical Growth & Income ETF: The Board noted that the management fee for the Fund was slightly higher than the average of its Peer Group, but lower than the median of its Peer Group. The Board also noted that the Fund’s management fee was within the range of its Selected Peer Group.
The Board accordingly noted that each Fund’s unitary fee is reasonable and competitive with the fees of its respective peer funds.
Economies of Scale. The Board noted that it is not yet evident that any of the Funds have reached the size at which they have begun to realize economies of scale. The Board also determined that, based on the amount and structure of

21

STF ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY
AGREEMENTS (Unaudited)(Continued)
each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement was in the best interests of each Fund and its shareholders.

22

STF ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory Agreements.
TAX INFORMATION
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended March 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

STF Tactical Growth & Income ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100.00%
STF Tactical Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18.66%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2025, was as follows:

STF Tactical Growth & Income ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100.00%
STF Tactical Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17.67%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended March 31, 2025, was as follows:

STF Tactical Growth & Income ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.00%
STF Tactical Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	94.89%

23

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	6/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	6/5/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	6/5/2025

* Print the name and title of each signing officer under his or her signature